EATON VANCE NATIONAL MUNICIPALS FUND
                              Institutional Shares
                       EATON VANCE INCOME FUND OF BOSTON
                              Institutional Shares
                           Supplement to Prospectuses
                             dated February 1, 2003

                     ATLANTA CAPITAL INTERMEDIATE BOND FUND
                     ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                         ATLANTA CAPITAL SMALL-CAP FUND
                                    I Shares
                            Supplement to Prospectus
                             dated February 1, 2003

                           EATON VANCE INSTITUTIONAL
                           SENIOR FLOATING-RATE FUND
                  Supplement to Prospectus dated April 1, 2003

                         EATON VANCE FLOATING-RATE FUND
                              Institutional Shares
                   EATON VANCE FLOATING-RATE HIGH INCOME FUND
                              Institutional Shares
                    EATON VANCE TAX-MANAGED GROWTH FUND 1.2
                              Institutional Shares
                  Supplement to Prospectuses dated May 1, 2003


1. THE FOLLOWING REPLACES THE FIFTH SENTENCE (THE SIXTH SENTENCE IN EATON VANCE INSTITUTIONAL SENIOR FLOATING RATE FUND) OF THE SECOND PARAGRAPH UNDER THE SECTION "PURCHASING SHARES":

An account application form must be promptly forwarded to the transfer agent. You may request a current account application by calling 800-225-6265.


2. THE INSTRUCTIONS FOR WIRING FUNDS TO PURCHASE SHARES UNDER "PURCHASING SHARES" ARE AMENDED BY REPLACING THE REFERENCE TO "BOSTON SAFE DEPOSIT & TRUST CO." WITH "MELLON TRUST OF NEW ENGLAND N.A."


3. THE ACCOUNT APPLICATION IN THE BACK OF THIS PROSPECTUS IS DELETED.



October 3, 2003                                                          COMBIPS